Document and Entity Information	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	S&P Global Inc.
Entity Incorporation State Country Code	NY
Entity File Number	1-1023
Entity Tax Identification Number	13-1026995
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	212
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock (par value $1.00 per share)
Trading Symbol	SPGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Form 8-K is being filed to disclose that, on January 26, 2022, the Board appointed (a) Jacques Esculier and Deborah McWhinney to the Finance Committee of the Board; (b) Jacques Esculier, Deborah McWhinney and Gay Huey Evans to the Audit Committee of the Board; (c) Robert P. Kelly and Gay Huey Evans to the Compensation and Leadership Development Committee of the Board; and (d) Robert P. Kelly to the Nominating and Corporate Governance Committee of the Board. The appointment of the New SPGI Directors to the Board and their appointment to the committees of the Board are effective as of, and contingent upon, closing of the Merger. The Merger remains contingent on the satisfaction or waiver of certain customary closing conditions, including the receipt of regulatory approvals.
Entity Central Index Key	0000064040